Business combinations	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Business combinations
30. Business combinations
On 28 January 2022, the Group acquired 100% of the share capital in Credly Inc (Credly), having previously held a 19.9% interest in the company. Credly was founded in 2012 in New York and is a digital credential service provider whose platform enables customers to design, create, issue and manage digital credentials. It now forms part of the Workforce Skills division. Total consideration was £149m comprising upfront cash consideration of £107m, Pearson’s existing interest valued at £31m and £11m of deferred consideration. The deferred consideration is payable in two years, with additional amounts being payable if certain revenue and non-financial
targets are met, and dependent on continuing employment, and therefore these additional amounts will be expensed over the period and are not treated as consideration.
On 28 April 2022, the Group acquired 100% of the share capital of ATI STUDIOS A.P.P.S S.R.L (Mondly), a global online learning platform offering customers learning in English and 40 other languages via its app, website, virtual reality and augmented reality products. It now forms part of the English Language Learning division. Total consideration was £135m comprising upfront cash consideration of £105m, and deferred consideration of £30m. The deferred consideration is payable over the next two years with no performance conditions attached. In addition, a further $29.6m (c£24m) of cash and $10m (c£8m) in shares will be paid over the next four years, dependent on continuing employment, and therefore these additional amounts will be expensed over the period and are not treated as consideration.
These transactions have resulted in the recognition of £202m of goodwill, which represents the expected growth through new products and customers, the workforce and know-how
acquired and the anticipated synergies, none of which can be recognised as separate intangible assets. The goodwill is not deductible for tax purposes.
Intangible assets of £
99
m have been recognised in respect of Credly and Mondly. The valuations of these assets were carried out by third party specialists, and were based on discounted cash flow models. The key assumptions that feed into the valuations are the cash flow forecasts, revenue projections from existing customers, forecasted profit margins and discount rates. For Credly, £
49
m of intangible assets were recognised, mainly relating to the existing customer relationships that will be amortised over 20 years, and technology which will be amortised over five
years. For Mondly, £
50
m of intangible assets were recognised, the majority of which relates to acquired technology, and will be amortised over periods up to seven
years.
In 2022, the Group also made three smaller acquisitions in the period for total consideration of £11m. In December 2022, the Group announced that it had signed a deal to acquire
100
% of Personnel Decisions Research Institutes, LLC, the transaction has not yet completed.
In September 2021, Pearson completed the acquisition of 100% of the share capital of Faethm Holdings Pty Limited (Faethm), having already held 9% of the share capital previously. Faethm uses artificial intelligence and analytics services to help governments, companies and workers understand the dynamic forces shaping the labour market. Faethm now forms part of the Workforce Skills division. The total consideration for the transaction was £65m, which included £10m of contingent consideration, dependent upon meeting certain earnings targets. The contingent consideration was valued at the net present value of the Group’s best estimate of the amount that will be payable. In 2022, contingent consideration amounts have been settled resulting in the recognition of an £8m gain in the income statement within other net gains and losses.
In addition, the Group made two additional acquisitions of subsidiaries for total consideration of £11m. In both cases, the Group acquired 100% of the share capital of the respective entities. Opinion Interactive LLC (also known as Spotlight Education) was acquired in February 2021. MZ Development Inc. was acquired in July 2021. Both form part of the Assessment & Qualifications division.
The Group also made additional investments in associates, which are detailed in note 12, and are not included below.
Details of the fair values of the assets and liabilities recognised at the acquisition date and the related consideration is shown in the table below. Amounts for intangible assets and goodwill for Mondly are provisional as management finalise reviews of the asset valuations. There were no significant acquisitions in 2020.

All figures in £ millions	2022 Credly	2022 Mondly	2022 Other	2022 Total	2021 Total	2020 Total

Intangible assets	49	50	11	110	27	–

Deferred tax asset	7	1	–	8	11	–

Trade and other receivables	6	2	–	8	2	–

Cash and cash equivalents	12	1	–	13	4	–

Trade and other liabilities	(18)	(8)	–	(26)	(5)	–

Deferred tax liabilities	(12)	(8)	(2)	(22)	(6)	–

Net assets acquired	44	38	9	91	33	–

Goodwill	105	97	2	204	43	–

Total	149	135	11	295	76	–

Satisfied by:

Cash consideration	107	105	11	223	54	–

Contingent or deferred consideration	11	30	–	41	16	–

Fair value of existing investment	31	–	–	31	6	–

Total consideration	149	135	11	295	76	–
Credly generated revenues of £
13
m and a loss after tax of £
4
m for the period from acquisition date to 31 December 2022. Mondly generated revenues of £
11
m and a profit after tax of £
3
m for the period from acquisition date to 31 December 2022. If the acquisitions had occurred on 1 January 2022, the Group’s revenue would have been £
7
m higher and the profit after tax would not have been materially different.

Total acquisition related costs of £20m were recognised in 2022 within other net gains and losses.
The net cash outflows related to the acquisitions are set out in the table below. In addition to the current year acquisitions, the other net cash outflows on acquisition of subsidiaries in 2022 and 2021 relate to deferred payments for prior year acquisitions.

All figures in £ millions	2022 Total	2021 Total	2020 Total

Cash flow on acquisitions

Cash – current year acquisitions	(223)	(54)	–

Cash and cash equivalents acquired	13	4	–

Deferred payments for prior year acquisitions and other items	(10)	(4)	(6)

Acquisition costs paid	(8)	(1)	–

Net cash outflow	(228)	(55)	(6)